Schedule of Stock Options Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number Options, Outstanding	11,822,100
Weighted Average Exercise Price Beginning balance	$ 0.20
Weighted Average Remaining Contractual Term, Outstanding	1 year 4 months 20 days	2 years 14 days
Aggregate Intrinsic Value, Outstanding	$ 68,407,495
Number Options, Granted	806,283
Weighted Average Exercise Price, Granted	$ 10.00
Number Options, Exercised	(15,227)
Weighted Average Exercise Price, Excercised	$ 0.06
Number Options, Cancelled or forfeited	(253,834)
Weighted Average Exercise Price, Cancelled or forfeited	$ 0.81
Number Options, Outstanding	12,359,322	11,822,100
Weighted Average Exercise Price Ending balance	$ 0.83	$ 0.20
Aggregate Intrinsic Value, Outstanding	$ 87,882,197	$ 68,407,495
Number Options, Exercisable	7,168,669
Weighted Average Exercise Price, Options exercisable	$ 0.39
Weighted Average Remaining Contractual Term, Options exercisable	1 year 3 months 21 days
Aggregate Intrinsic Value, Options exercisable	$ 54,157,031
Number Options, Vested and Expected to Vest	12,359,322
Weighted Average Exercise Price, Vested and expected to vest	$ 0.83
Weighted Average Remaining Contractual Term, Vested and expected to vest	1 year 4 months 20 days
Aggregate Intrinsic Value, Vested and expected to vest	$ 87,882,197
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value	$ (54,157,031)
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number Options, Outstanding
Weighted Average Exercise Price Beginning balance
Weighted Average Remaining Contractual Term, Outstanding	3 years 4 months 9 days
Number Options, Granted	1,901,515
Weighted Average Exercise Price, Granted	$ 10.35
Number Options, Exercised
Weighted Average Exercise Price, Excercised
Number Options, Cancelled or forfeited	(12,400)
Weighted Average Exercise Price, Cancelled or forfeited	$ 10.00
Number Options, Outstanding	1,889,115
Weighted Average Exercise Price Ending balance	$ 10.35
Aggregate Intrinsic Value, Outstanding	$ (4,549,597)
Number Options, Exercisable	85,771
Weighted Average Exercise Price, Options exercisable	$ 10.00
Weighted Average Remaining Contractual Term, Options exercisable	2 years 9 months
Aggregate Intrinsic Value, Options exercisable	$ 176,680
Number Options, Vested and Expected to Vest	1,889,115
Weighted Average Exercise Price, Vested and expected to vest	$ 10.35
Weighted Average Remaining Contractual Term, Vested and expected to vest	3 years 4 months 9 days
Aggregate Intrinsic Value, Vested and expected to vest	$ (4,549,597)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value	$ (176,680)